UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

				Value
	Shares	COMMON STOCKS		(note 1a)
CONSUMER	AUTOMOBILES AND COMPONENTS (1.3%)
DISCRETIONARY	1,264,063	Ford Motor Company	(Cost $16,174,723)	$15,130,834
(14.4%)
	MEDIA (1.4%)
	15,000	Charter Communications, Inc. (a)		5,451,300
	607,845	Regal Entertainment Group		9,725,520
			(Cost $17,124,360)	15,176,820
	RETAILING (11.7%)
	20,000	Amazon.com, Inc. (a)		19,227,000
	335,779	Liberty Expedia Holdings, Inc. (a)		17,833,223
	321,599	Liberty Interactive Corporation, Series A (a)		18,508,022
	345,000	Macy’s, Inc.		7,527,900
	919,768	The TJX Companies, Inc.		67,814,495
			(Cost $56,853,719)	130,910,640
			(Cost $90,152,802)	161,218,294

CONSUMER	FOOD, BEVERAGE AND TOBACCO (11.2%)
STAPLES	220,000	Danone (France)		17,250,094
(15.3%)	93,210	Diageo plc ADR (United Kingdom)		12,315,837
	450,000	Nestle S.A. (Switzerland)		37,681,983
	195,000	PepsiCo, Inc.		21,728,850
	625,000	Unilever N.V. (Netherlands/United Kingdom)		36,948,288
			(Cost $60,723,128)	125,925,052
	FOOD AND STAPLES RETAILING (4.1%)
	118,781	Costco Wholesale Corporation		19,514,531
	130,000	CVS Health Corporation		10,571,600
	200,000	Wal-Mart Stores, Inc.		15,628,000
			(Cost $30,134,977)	45,714,131
			(Cost $90,858,105)	171,639,183

ENERGY	173,000	Anadarko Petroleum Corporation		8,451,050
(5.2%)	1,140,947	Cameco Corporation (Canada)		11,032,957
	1,200,000	Ensco plc - Class A (United Kingdom)		7,164,000
	3,830,440	Gulf Coast Ultra Deep Royalty Trust (a)		172,370
	420,000	Halliburton Company		19,332,600
	1,721,159	Helix Energy Solutions Group, Inc. (a)		12,719,365
			(Cost $48,162,160)	58,872,342

FINANCIALS	BANKS (1.6%)
(20.0%)	110,000	M&T Bank Corporation	(Cost $560,176)	17,714,400
	DIVERSIFIED FINANCIALS (4.8%)
	165,000	American Express Company		14,925,900
	205,000	JPMorgan Chase & Co.		19,579,550
	390,000	Nelnet, Inc.		19,695,000
			(Cost $15,221,881)	54,200,450
	INSURANCE (13.6%)
	154,552	Aon plc (United Kingdom)		22,580,047
	400,000	Arch Capital Group Ltd. (a) (Bermuda)		39,400,000
	245,000	Axis Capital Holdings Limited (Bermuda)		14,040,950
	110	Berkshire Hathaway Inc. Class A (a) (b)		30,221,400
	110,000	Everest Re Group, Ltd. (Bermuda)		25,122,900
	400,000	MetLife, Inc.		20,780,000
			(Cost $38,059,971)	152,145,297
			(Cost $53,842,028)	224,060,147

 Item 1.  Statement of Investments

				Value
	Shares	COMMON STOCKS (continued)		(note 1a)
	PHARMACEUTICALS, BIOTECHNOLOGY AND LIFE SCIENCES
HEALTH CARE	867,600	Arantana Therapeutics, Inc. (a)		$5,318,388
(9.4%)	155,000	Celgene Corporation (a)		22,602,100
	463,600	Gilead Sciences, Inc.		37,560,872
	284,942	Intra-Cellular Therapies, Inc. (a)		4,496,385
	200,191	Merck & Co., Inc.		12,818,230
	347,213	Paratek Pharmaceuticals, Inc. (a)		8,715,046
	380,808	Pfizer Inc.		13,594,846
	237,504	Repros Therapeutics Inc. (a)		76,001
			(Cost $47,765,358)	105,181,868

	CAPITAL GOODS (6.3%)
INDUSTRIALS	189,131	Eaton Corporation plc (Ireland)		14,523,369
(10.9%)	870,000	General Electric Company		21,036,600
	315,000	Johnson Controls International plc		12,691,350
	190,000	United Technologies Corporation		22,055,200
			(Cost $60,675,918)	70,306,519
	COMMERCIAL AND PROFESSIONAL SERVICES (4.6%)
	787,800	Republic Services, Inc.	(Cost $11,167,520)	52,042,068
			(Cost $71,843,438)	122,348,587

	SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT (4.0%)
INFORMATION	260,000	Applied Materials, Inc.		13,543,400
TECHNOLOGY	185,850	ASML Holding N.V. (Netherlands)		31,817,520
(22.9%)
			(Cost $11,269,875)	45,360,920
	SOFTWARE AND SERVICES (11.7%)
	30,500	Alphabet Inc. (a)		29,252,855
	755,000	eBay Inc. (a)		29,037,300
	605,686	Microsoft Corporation		45,117,550
	380,328	Oracle Corporation		18,388,859
	53,170	Tyler Technologies, Inc. (a)		9,268,594
			(Cost $88,192,428)	131,065,158
	TECHNOLOGY HARDWARE AND EQUIPMENT (7.2%)
	104,000	Apple Inc.		16,028,480
	790,000	Cisco Systems, Inc.		26,567,700
	301,200	QUALCOMM Incorporated		15,614,208
	170,709	Universal Display Corporation		21,995,855
			(Cost $35,927,580)	80,206,243
			(Cost $135,389,883)	256,632,321

MISCELLANEOUS		Other (c)	(Cost $22,065,897)	22,237,159
(2.0%)
TELECOMMUNICATION	521,252	Vodafone Group plc ADR (United Kingdom) (Cost $16,865,092)		14,834,832
SERVICES
(1.3%)
		TOTAL COMMON STOCKS (101.4%)	(Cost $576,944,763)	1,137,024,733

	Warrant	WARRANT (a)
TECHNOLOGY	281,409	Applied DNA Sciences, Inc.	(Cost $2,814)	196,986
HARDWARE AND
EQUIPMENT
(0.0%)

		Value
Shares	SHORT-TERM SECURITY AND OTHER ASSETS	(note 1a)
184,423,860	State Street Institutional Treasury Plus Money Market Fund,
Trust Class, 0.86% (d) (16.4%)	(Cost $184,423,860)	$184,423,860
TOTAL INVESTMENTS (e) (117.8%)	(Cost $761,371,437)	1,321,645,579
Liabilities in excess of receivables and other assets (-0.9%)		(9,865,817)
		1,311,779,762
PREFERRED STOCK (-16.9%)		(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)		$1,121,662,587

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Security is held as collateral for options written.
(c) Securities which have been held for less than one year, not previously disclosed, and not restricted.
(d) 7 day yield.
(e) At September 30, 2017, the cost of investments for Federal income tax purposes was $761,578,730; aggregate gross unrealized appreciation was $582,121,890; aggregate gross unrealized depreciation was $22,055,041; and net unrealized appreciation was $560,066,849.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
 General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and

     Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,137,024,733	-	-	$1,137,024,733
Warrant	196,986	-	-	196,986
Money Market	184,423,860	-	-	184,423,860
Total	$1,321,645,579	-	-	$1,321,645,579

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2017, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2017, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 27, 2017

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: October 27, 2017